STOCKHOLDERS' DEFICIT (Details Narrative)	5 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized | shares	10,000,000
Common stock, par value	$ 0.001
Common stock, shares authorized | shares	40,000,000
Contributed capital | $	$ 302,002
Number of common stock option Purchased | shares	470,000
Value of Common stock option Purchased | $	$ 302,002
Method used	Black-Scholes option pricing model
Stock price on date of grant	$ 1.00
Expected dividends	0.00%
Volatility rate	63.08%
Risk free interest rate	1.93%
Expected term (in years)	5 years
Minimum [Member]
Strike price	$ 1.00
Maximum [Member]
Strike price	$ 1.50